Summary of Significant Accounting Policies (Details Narrative) - Other Intangible Assets	12 Months Ended
Mar. 31, 2020
Bottom of Range
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, life of asset	3 years
Top of Range
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, life of asset	6 years